LEASE AGREEMENT	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
LEASE AGREEMENT

On August 21, 2017, the Company entered into a sublease agreement to rent office space. The term of the lease commences on September 1, 2017 and expires on December 14, 2019. The monthly rent for the lease is $3,000. For the remaining lease term, the rent balance is $27,000, $3,000 payable monthly. The Company paid a deposit of $7,500 upon execution of the lease which has been recorded as a security deposit in the accompanying consolidated financial statements.